Cover	3 Months Ended
Jun. 25, 2022
Cover [Abstract]
Document Type	8-K
Entity Incorporation, State or Country Code	TN
Entity File Number	0-2585
Entity Tax Identification Number	62-0183370
Entity Address, Address Description	475 Reed Road
Entity Address, City or Town	Dalton
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30720
City Area Code	706
Local Phone Number	876-5800
Entity Central Index Key	0000029332
Amendment Flag	false
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Written Communications	false
Soliciting Material	false
Entity Registrant Name	The Dixie Group, Inc.
Document Period End Date	Aug. 15, 2022